Expense Example, No Redemption {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-11 - Fidelity® California Municipal Income Fund	Apr. 29, 2021 USD ($)
Fidelity Advisor California Municipal Income Fund: Class A
Expense Example, No Redemption:
1 Year	$ 477
3 Years	642
5 Years	821
10 Years	1,339
Fidelity Advisor California Municipal Income Fund: Class M
Expense Example, No Redemption:
1 Year	471
3 Years	621
5 Years	785
10 Years	1,259
Fidelity Advisor California Municipal Income Fund: Class C
Expense Example, No Redemption:
1 Year	157
3 Years	486
5 Years	839
10 Years	1,834
Fidelity Advisor California Municipal Income Fund: Class I
Expense Example, No Redemption:
1 Year	55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor California Municipal Income Fund: Class Z
Expense Example, No Redemption:
1 Year	44
3 Years	138
5 Years	241
10 Years	$ 542